UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS




THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.4%
----------------------------------------------------------------------------------------------

                                                                   Shares          Value
                                                               --------------  ---------------
APPAREL/TEXTILES -- 1.7%
    Jones Apparel Group ......................................        900,000  $    28,152,000
                                                                               ---------------
BANKING -- 7.4%
    Bank of America ..........................................      1,050,000       46,441,500
    US Bancorp ...............................................      1,400,000       41,874,000
    Washington Mutual ........................................        840,000       35,548,800
                                                                               ---------------
                                                                                   123,864,300
                                                                               ---------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.5%
    News Corp, Cl A ..........................................      3,000,000       47,280,000
    WPP Group ADR ............................................        800,000       44,456,000
                                                                               ---------------
                                                                                    91,736,000
                                                                               ---------------
COMMUNICATIONS AND MEDIA -- 2.5%
    DIRECTV Group* ...........................................      3,000,000       41,490,000
                                                                               ---------------
COMMUNICATIONS EQUIPMENT -- 2.6%
    Alcatel ..................................................      3,300,000       43,477,997
                                                                               ---------------
COMPUTER SOFTWARE -- 4.7%
    Microsoft ................................................      2,800,000       78,820,000
                                                                               ---------------
COMPUTERS & SERVICES -- 6.3%
    Diebold ..................................................        940,000       36,763,400
    First Data ...............................................      1,500,000       67,650,000
                                                                               ---------------
                                                                                   104,413,400
                                                                               ---------------
CONSUMER STAPLES -- 2.1%
    CVS ......................................................      1,250,000       34,700,000
                                                                               ---------------
ENERGY -- 1.9%
    Massey Energy ............................................        775,000       31,968,750
                                                                               ---------------
ENTERTAINMENT -- 0.9%
    Carnival .................................................        280,000       14,492,800
                                                                               ---------------
FINANCIAL SERVICES -- 1.7%
    Morgan Stanley ...........................................        450,000       27,652,500
                                                                               ---------------
FOOD, BEVERAGE & TOBACCO -- 6.2%
    Altria Group .............................................        630,000       45,574,200
    ConAgra Foods ............................................      1,200,000       24,876,000



THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
COMMON STOCK -- continued
----------------------------------------------------------------------------------------------
                                                                   Shares          Value
                                                               --------------  ---------------
    Tyson Foods, Cl A ........................................      2,250,000  $    32,242,500
                                                                               ---------------
                                                                                   102,692,700
                                                                               ---------------
INSURANCE -- 13.0%
    ACE ......................................................        300,000       16,425,000
    Allstate .................................................        750,000       39,037,500
    Assured Guaranty, Ltd. ...................................        663,900       16,909,533
    Conseco* .................................................      1,500,000       36,555,000
    ING Groep ADR ............................................        675,000       24,131,250
    MBIA .....................................................        825,000       50,787,000
    St. Paul Travelers .......................................        700,000       31,766,000
                                                                               ---------------
                                                                                   215,611,283
                                                                               ---------------
MACHINERY -- 3.6%
    Eaton ....................................................        461,000       30,518,200
    Illinois Tool Works ......................................        350,000       29,501,500
                                                                               ---------------
                                                                                    60,019,700
                                                                               ---------------
MEDICAL PRODUCTS & SERVICES -- 6.4%
    Boston Scientific* .......................................      1,400,000       30,618,000
    CIGNA ....................................................        300,000       36,480,000
    HCA ......................................................        800,000       39,264,000
                                                                               ---------------
                                                                                   106,362,000
                                                                               ---------------
PETROLEUM & FUEL PRODUCTS -- 10.5%
    BJ Services ..............................................        765,000       30,974,850
    Chevron ..................................................      1,200,000       71,256,000
    GlobalSantaFe ............................................        655,000       39,987,750
    Halliburton ..............................................        415,000       33,013,250
                                                                               ---------------
                                                                                   175,231,850
                                                                               ---------------
PHARMACEUTICALS -- 9.4%
    GlaxoSmithKline ADR ......................................        650,000       33,306,000
    Pfizer ...................................................      2,800,000       71,904,000
    Wyeth ....................................................      1,100,000       50,875,000
                                                                               ---------------
                                                                                   156,085,000
                                                                               ---------------
RETAIL -- 6.2%
    Home Depot ...............................................      1,150,000       46,632,500
    Limited Brands ...........................................      1,350,000       31,941,000
    Target ...................................................        450,000       24,637,500
                                                                               ---------------
                                                                                   103,211,000
                                                                               ---------------



THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
COMMON STOCK -- continued
----------------------------------------------------------------------------------------------

                                                                   Shares          Value
                                                               --------------  ---------------
SEMI CONDUCTORS & SEMI CONDUCTOR EQUIPMENT-- 2.8%
    Applied Materials ........................................        850,000  $    16,192,500
    Cadence Design Systems* ..................................      1,700,000       30,022,000
                                                                               ---------------
                                                                                    46,214,500
                                                                               ---------------

    TOTAL COMMON STOCK
        (Cost $1,484,208,725).................................                   1,586,195,780
                                                                               ---------------
OPTIONS -- 4.3%
                                                                 Contracts          Value
                                                              --------------   ---------------
    Microsoft, January 2007, $17 Call ........................          2,000        2,340,000
    Microsoft, January 2007, $22 Call ........................         15,000       10,500,000
    Microsoft, January 2008, $15 Call ........................          1,000        1,390,000
    Microsoft, January 2008, $20 Call ........................         10,000        9,700,000
    Pfizer, January 2007, $17.5 Call .........................         14,000       11,760,000
    SPDR Trust, December 2006, $136 Put ......................         28,000       26,880,000
    Wyeth, January 2007, $30 Call ............................          5,000        8,550,000
                                                                               ---------------

    TOTAL OPTIONS
     (Cost $61,630,524).......................................                      71,120,000
                                                                               ---------------

    TOTAL INVESTMENTS -- 99.7%
     (Cost $1,545,839,249) +..................................                 $ 1,657,315,780
                                                                               ===============
       Percentages are based on Net Assets of $1,662,726,631.

     + At January 31, 2006, the tax basis cost of the Fund's investments was $1,545,839,249, and the unrealized appreciation and depreciation were $132,966,196 and $(21,489,665), respectively.
     * Non-Income Producing Security
   ADR American Depositary Receipt
    Cl Class
   Ltd Limited
  SPDR Standard & Poor's Depositary Receipt

  For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




                                                                 CMB-QH-001-0400



THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                                    JANUARY 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
FOREIGN COMMON STOCK -- 98.0%
----------------------------------------------------------------------------------------------
                                                                   Shares          Value
                                                               --------------  ---------------
 BELGIUM -- 2.2%
    KBC Groep* ...............................................          7,370  $       739,466
                                                                               ---------------
CANADA -- 3.4%
    Penn West Energy Trust ...................................         30,320        1,109,743
                                                                               ---------------
FRANCE -- 16.2%
    Alcatel* .................................................         90,000        1,185,763
    Lafarge* .................................................          9,000          946,425
    Renault* .................................................         12,100        1,141,693
    Sanofi-Aventis  ADR ......................................         25,000        1,150,000
    Thomson ADR* .............................................         45,000          924,750
                                                                               ---------------
                                                                                     5,348,631
                                                                               ---------------
GERMANY -- 13.0%
    Bayerische Moteren Werke .................................         30,260        1,367,925
    Depfa Bank* ..............................................         60,590        1,036,481
    Deutsche Post* ...........................................         45,440        1,279,767
    GEA Group* ...............................................         40,000          616,864
                                                                               ---------------
                                                                                     4,301,037
                                                                               ---------------
HONG KONG -- 1.7%
    Clear Media Ltd* .........................................        639,950          573,386
                                                                               ---------------
INDONESIA -- 2.8%
    PT Indosat ADR* ..........................................         30,000          933,600
                                                                               ---------------
IRELAND -- 3.2%
    Bank of Ireland ..........................................         60,000        1,029,484
    Waterford Wedgwood* ......................................        154,260           10,302
                                                                               ---------------
                                                                                     1,039,786
                                                                              ----------------
JAPAN -- 7.1%
    Canon ADR ................................................         12,000          722,640
    Matsumotokiyoshi .........................................         20,560          630,699
    Nippon Telegraph & Telephone .............................            210          975,868
                                                                               ---------------
                                                                                     2,329,207
                                                                               ---------------
NETHERLANDS -- 11.2%
    Aegon ....................................................         47,551          767,473
    Buhrmann .................................................         60,000          936,954
    Heineken NV ..............................................         30,000        1,054,619



THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                                    JANUARY 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- continued
-----------------------------------------------------------------------------------------------

                                                                   Shares          Value
                                                               --------------  ---------------
    ING Groep ................................................         25,858  $       922,199
                                                                               ---------------
                                                                                     3,681,245
                                                                               ---------------
SWITZERLAND -- 8.6%
    Nestle SA.................................................          3,000          878,152
    Swatch Group .............................................          6,050          978,091
    Swiss Life Holding .......................................          5,340          971,567
                                                                               ---------------
                                                                                     2,827,810
                                                                               ---------------
TAIWAN -- 4.9%
    Chunghwa Telecom ADR .....................................         50,000          931,000
    United Microelectronics ADR ..............................        209,555          687,340
                                                                               ---------------
                                                                                     1,618,340
                                                                               ---------------
UNITED KINGDOM -- 23.7%
    BAE Systems ..............................................        133,873          992,198
    BP ADR ...................................................         22,000        1,590,820
    British Sky Broadcasting .................................        120,000        1,036,542
    GlaxoSmithKline ADR ......................................         18,000          922,320
    Lloyds TSB Group .........................................         98,301          890,167
    Royal Bank of Scotland Group .............................         25,591          791,512
    Ted Baker ................................................         50,470          476,278
    WPP Group ................................................        100,000        1,109,057
                                                                               ---------------
                                                                                     7,808,894
                                                                               ---------------

    TOTAL FOREIGN COMMON STOCK
     (Cost $26,914,685).. ....................................                      32,311,145
                                                                               ---------------
SHORT-TERM INVESTMENT -- 0.3%
  Union Bank of California Money Market Fund, 3.46%**
   (Cost $89,312) ............................................          89,312          89,312
                                                                               ---------------
OPTIONS -- 0.5%
                                                                 Contracts         Value
                                                              --------------   ---------------
GERMANY -- 0.5%
  BMW, June 2006, $30, Call
   (Cost $198,943)............................................            200          182,874
                                                                               ---------------

  TOTAL INVESTMENTS -- 98.8%
   (Cost $27,202,940) +.......................................                 $    32,583,331
                                                                               ===============
      Percentages are based on Net Assets of $32,975,340.

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                                    JANUARY 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

  + At January 31, 2006, the tax basis cost of the Fund's investments was $27,202,940, and the unrealized appreciation and depreciation were $5,607,401 and $(227,010), respectively.
  * Non-Income Producing Security
 ** Rate shown is the 7-day effective yield as of January 31, 2006.
ADR American Depositary Receipt
Ltd Limited

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual Financial statements.








                                                                 CMB-QH-002-0400

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2006 (Unaudited)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.9%
----------------------------------------------------------------------------------------------

                                                                   Shares          Value
                                                               --------------  ---------------
AEROSPACE/DEFENSE EQUIPMENT -- 2.0%
    Alliant Techsystems* .....................................          1,300  $       100,750
                                                                               ---------------
APPAREL/TEXTILES -- 2.0%
    Quiksilver* ..............................................          7,500          105,150
                                                                               ---------------
BANKS -- 5.5%
    BankAtlantic Bancorp .....................................          7,280          101,920
    NewAlliance Bancshares ...................................          6,600           96,096
    Pacific Capital Bancorp ..................................          2,400           88,296
                                                                               ---------------
                                                                                       286,312
                                                                              ----------------
BUSINESS SERVICES -- 7.7%
    Digitas* .................................................          7,300           95,557
    eFunds* ..................................................          4,400          103,752
    Emdeon* ..................................................         11,200          104,608
    Scientific Games* ........................................          2,900           92,945
                                                                               ---------------
                                                                                       396,862
                                                                               ---------------
CHEMICALS -- 4.6%
    Cytec Industries .........................................          2,300          114,080
    Lubrizol .................................................          1,500           68,610
    Valspar ..................................................          2,100           57,162
                                                                               ---------------
                                                                                       239,852
                                                                               ---------------
COMPUTER SOFTWARE -- 6.4%
    Embarcadero Technologies* ................................          9,000           67,500
    JDA Software Group* ......................................          6,600          101,178
    Pervasive Software* ......................................         20,000           86,000
    Take-Two Interactive Software* ...........................          4,750           75,335
                                                                               ---------------
                                                                                       330,013
                                                                               ---------------
COMPUTER STORAGE & PERIPHERALS -- 2.0%
    Hutchinson Technology* ...................................          3,670          101,586
                                                                               ---------------
CONSUMER DISCRETIONARY -- 7.8%
    Chipotle Mexican Grill* ..................................          3,000          142,560
    Ruby Tuesday .............................................          2,600           74,386
    Spectrum Brands* .........................................          5,300          100,223
    Tempur-Pedic International* ..............................          7,200           83,952
                                                                               ---------------
                                                                                       401,121
                                                                               ---------------
CONSUMER STAPLES -- 2.1%
    Elizabeth Arden* .........................................          5,000          105,700
                                                                               ---------------



THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2006 (Unaudited)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
COMMON STOCK -- continued
----------------------------------------------------------------------------------------------
                                                                   Shares          Value
                                                               --------------  ---------------
FOOD, BEVERAGE & TOBACCO -- 6.4%
    Corn Products International ..............................          4,100  $       111,807
    Del Monte Foods* .........................................          9,900          105,831
    Hain Celestial Group* ....................................          4,900          114,219
                                                                               ---------------
                                                                                       331,857
                                                                               ---------------
INDUSTRIAL/MACHINERY -- 4.8%
    Crane ....................................................          2,200           82,104
    Gardner Denver* ..........................................          1,200           63,480
    Kennametal ...............................................          1,700           99,450
                                                                               ---------------
                                                                                       245,034
                                                                               ---------------
INSURANCE -- 4.0%
    Aspen Insurance Holdings Ltd. ............................          4,600          106,628
    Max Re Capital Ltd. ......................................          3,800          100,738
                                                                               ---------------
                                                                                       207,366
                                                                               ---------------
MEDICAL PRODUCTS & SERVICES -- 6.2%
    Community Health Systems* ................................          2,900          105,531
    PolyMedica ...............................................          3,000          119,160
    Ventiv Health* ...........................................          3,800           96,862
                                                                               ---------------
                                                                                       321,553
                                                                               ---------------
OIL & GAS EQUIPMENT AND SERVICES -- 5.0%
    Oil States International* ................................          2,500          102,250
    Superior Energy Services* ................................          3,000           81,450
    Tetra Technologies* ......................................          1,900           75,392
                                                                               ---------------
                                                                                       259,092
                                                                               ---------------
OFFSHORE DRILLING -- 2.4%
    Atwood Oceanics* .........................................          1,300          126,269
                                                                               ---------------
PERSONAL CREDIT INSTITUTIONS -- 4.6%
    Advance America Cash Advance Centers .....................          7,600          108,300
    Collegiate Funding Services* .............................          6,500          129,480
                                                                               ---------------
                                                                                       237,780
                                                                               ---------------
RETAIL -- 12.1%
    AnnTaylor Stores* ........................................          2,800           93,296
    Bebe Stores ..............................................          4,500           90,810
    Cost Plus* ...............................................          5,300          103,615
    New York & Co.* ..........................................          2,600           50,388
    Pacific Sunwear of California* ...........................          3,900           95,589
    Talbots ..................................................          3,600          100,332



THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
COMMON STOCK -- continued
----------------------------------------------------------------------------------------------

                                                                   Shares          Value
                                                               --------------  ---------------
    Zale* ....................................................          3,700  $        90,687
                                                                               ---------------
                                                                                       624,717
                                                                               ---------------
SEMI CONDUCTORS -- 4.2%
    AMIS Holdings* ...........................................          9,000           93,150
    MIPS Technologies* .......................................         13,800          125,580
                                                                               ---------------
                                                                                       218,730
                                                                               ---------------
TECHNOLOGY -- 3.8%
    Polycom* .................................................          5,200          100,776
    RSA Security* ............................................          6,100           93,757
                                                                               ---------------
                                                                                       194,533
                                                                               ---------------
TRUCKING -- 1.3%
    Wabash National ..........................................          3,100           66,123
                                                                               ---------------

    TOTAL COMMON STOCK
       (Cost $4,182,473)......................................                      4,900,400
                                                                               ---------------
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.1%
----------------------------------------------------------------------------------------------

    HighMark Diversified Money Market Fund, Fiduciary Shares,
       3.930%** ..............................................        201,723          201,723
    HighMark U.S. Government Money Market Fund, Fiduciary
       Shares, 3.920%** ......................................        111,415          111,415
                                                                               ---------------

     TOTAL SHORT-TERM INVESTMENTS
        (Cost $313,138)........................................                        313,138
                                                                               ---------------

     TOTAL INVESTMENTS -- 101.0%
        (Cost $4,495,611) +....................................                $     5,213,538
                                                                               ===============
         Percentages are based on Net Assets of $5,160,666.
       + At January 31, 2006, the tax basis cost of the Fund's investments was
         $4,495,611,and the unrealized appreciation and depreciation were
         $763,598 and $(45,671),respectively.
       * Non-Income Producing Security
      ** Rate shown is the 7-day effective yield as of January 31, 2006
      Co Company
     Ltd Limited
    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





                                                                 CMB-QH-003-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 --------------------------
                                                 James F. Volk
                                                 President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 --------------------------
                                                 James F. Volk
                                                 President


Date: March 21, 2006

By (Signature and Title)*                        /s/ Michael Lawson
                                                 --------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.